THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON APRIL 5, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment                 [X]  Amendment Number:   1
This Amendment (Check only one.):       [ ]  is a restatement
                                        [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
            Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William C. Crowley
Title: President of General Partner
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

  /s/ William C. Crowley        Greenwich, CT     April 13, 2004
-------------------------      ---------------    --------------
      (Signature)               (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          -------
Form 13F Information Table Entry Total:         2
                                          -------
Form 13F Information Table Value Total:   201,462 (thousands)
                                          -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2      COLUMN 3    COLUMN 4               COLUMN 5             COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                  TITLE OF                   VALUE       SHRS OR                       INVESTMENT    OTHER  ------------------------
NAME OF ISSUER     CLASS         CUSIP       (X1000)     PRN AMT     SH/PRN   PUT/CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY, INC.   COMMON STOCK  786514-20-8     19,777       902,666     SH                DEFINED              902,666      0      0
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY, INC.   COMMON STOCK  786514-20-8    181,685     8,292,334     SH                 SOLE              8,292,334      0      0
------------------------------------------------------------------------------------------------------------------------------------